UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28(9)
Date of reporting period:	2/28/2015

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus

Research Growth

Fund, Inc.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
18	Financial Highlights
23	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Important Tax Information
35	Board Members Information
37	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Research Growth Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

We are pleased to present this annual report for Dreyfus Research Growth Fund, Inc., covering the 12-month period from March 1, 2014, through February 28, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Several broad measures of U.S. stock market performance achieved a series of new record highs over the reporting period as the U.S. economic recovery gained momentum and corporate earnings generally moved higher.These gains are especially notable in light of some persistent global headwinds, including recession concerns and deflation fears in Europe, escalating geopolitical conflicts in the Middle East, economic sanctions imposed on Russia, an economic slowdown in China, and plummeting oil prices stemming from a glut of supply amid tepid demand.

In light of recent domestic employment gains and signs of stabilization in global energy markets, we remain optimistic about the prospects for U.S. equities over the remainder of 2015. The U.S. economy also seems poised for further growth as the drags imposed by tight fiscal policies among federal, state and local governments continue to fade. Furthermore, we currently expect a somewhat faster pace of global growth over the months ahead. Of course, a number of risks to the U.S. and global economic recoveries remain, and changing macroeconomic conditions are likely to benefit some industry groups more than others.That’s why we continue to urge you to talk regularly with your financial advisor about the potential impact of our observations on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 16, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2014, through February 28, 2015, as provided by Elizabeth Slover, Barry Mills, and David Sealy, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended February 28, 2015, Dreyfus Research Growth Fund’s Class A shares produced a total return of 7.61%, Class C shares returned 6.79%, Class I shares returned 7.92%, Class Y shares returned 7.91%, and Class Z shares returned 7.86%.1 In comparison, the fund’s benchmark, the Russell 1000 ® Growth Index, produced a total return of 16.24% over the same period.2

Despite headwinds from international markets, a sustained U.S. economic recovery generally helped support stock prices over the reporting period.The fund produced lower returns than its benchmark due to stock selection shortfalls across a variety of market sectors over the reporting period’s first half.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise.These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.The analysts, under the direction of the director of the core research team, determine the fund’s allocations among market sectors. The fund’s portfolio is structured so that its sector weightings generally are similar to those of its benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks Climbed amid Heightened Volatility

U.S. stocks began the reporting period with a rally fueled by falling unemployment and intensifying manufacturing activity, driving the S&P ® 500 Index to a series of new highs through June 2014. Investors also responded positively to low inflation and expectations that short-term interest rates would stay low.

The market encountered renewed volatility in July and September when concerns resurfaced that a faltering global economy might derail the U.S. expansion. Stocks soon rebounded as U.S. economic data stayed strong, but ongoing turmoil in overseas markets and plummeting energy and commodity prices fueled ongoing market volatility.

In this environment, traditionally defensive stocks with high dividend yields fared better than their more growth-oriented counterparts over the first half of the reporting period. Over the second half, investors shifted their focus to relatively speculative growth stocks, while seasoned companies with more attractive valuations fell out of favor.

Security Selection Shortfalls Dampened Relative Results

During the second half of the reporting period, growth-oriented companies fell out of favor among investors. Consequently, our security selection strategy lagged market averages in most market sectors for the reporting period overall.

Most notably, disappointments in the consumer discretionary sector included fashion accessories retailer Michael Kors Holdings, where selling pressure stemming from stock sales by a large individual investor weighed on performance despite solid financial reports. Apparel maker PVH Corp. was hurt when the integration of a recent acquisition did not go as planned, a situation we regard as temporary. Media giant Viacom posted financial results that met analysts’ expectations, but investors grew concerned about generally declining cable television ratings. Online entertainment provider Netflix was undermined by weaker-than-expected subscriber growth, leading to its sale from the fund’s portfolio. Gaming company Las Vegas Sands was impacted by softer gaming data out of Macau.

Relative performance in the information technology sector was hurt by timing in the purchase of shares of consumer electronics innovator Apple, causing the fund to miss earlier gains. Semiconductor manufacturer Xilinx struggled with weaker-than-expected demand from the Chinese market, creating a difficult headwind for the stock. Networking equipment maker Juniper Networks was hampered by revenue shortfalls. Among industrial companies, temporary delivery delays undercut quarterly earnings and revenues for metal fabricator Precision Castparts, and construction engineering firm Fluor worried investors that backlog would be impacted by plunging commodity prices. Finally, in the consumer staples sector, weaker relative results in the tobacco producers proved counterproductive.

The fund achieved better relative performance through an underweighted position in the telecommunications services sector.

A Bottom-Up Focus on Growth Opportunities

We remain optimistic about the stock market’s long-term prospects as business fundamentals have improved in the recovering economy and corporate earnings have continued to grow. Our bottom-up, research-driven investment process has continued to identify ample growth opportunities across a variety of industry groups, including media companies and specialty retailers in the consumer discretionary sector, software and services providers in the information technology sector, and innovative biotechnology firms and pharmaceutical developers in the health care sector.

March 16, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — The Russell 1000 Growth Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 9/30/08 (the inception date for Class A, Class C and Class I shares), adjusted to reflect the applicable sales load for Class A shares.The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 7/1/13 (the inception date for
ClassY shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I, Class Z and Class Y shares of Dreyfus Research Growth Fund, Inc. on 2/28/05 to a $10,000 investment made in the Russell 1000 Growth Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 2/28/15
	Inception
	Date	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	9/30/08	1.45%	14.88%	8.42	%††
without sales charge	9/30/08	7.61%	16.23%	9.06	%††
Class C shares
with applicable redemption charge †	9/30/08	5.80%	15.27%	8.46	%††
without redemption	9/30/08	6.79%	15.27%	8.46	%††
Class I shares	9/30/08	7.92%	16.58%	9.23	%††
Class Y shares	7/1/13	7.91%	16.30%††	9.15	%††
Class Z shares	2/4/72	7.86%	16.50%	9.24%
Russell 1000 Growth Index		16.24%	17.21%	9.28%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 9/30/08 (the inception date for Class A, Class C and Class I shares), adjusted to reflect the applicable sales load for Class A shares.
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class Z shares for the period prior to 7/1/13 (the inception date for ClassY shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Growth Fund, Inc. from September 1, 2014 to February 28, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 5.78	$ 9.60	$ 4.45	$ 3.99	$ 4.61
Ending value (after expenses)	$ 1,062.60	$ 1,058.50	$ 1,063.50	$ 1,063.40	$ 1,063.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 5.66	$ 9.39	$ 4.36	$ 3.91	$ 4.51
Ending value (after expenses)	$ 1,019.19	$ 1,015.47	$ 1,020.48	$ 1,020.93	$ 1,020.33

† Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.88% for Class C, .87% for
Class I, .78% for ClassY and .90% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2015

Common Stocks—99.4%	Shares		Value ($)
Automobiles & Components—1.4%
Delphi Automotive	188,974		14,898,710
Tesla Motors	48,120	[a,b]	9,784,721
			24,683,431
Capital Goods—8.1%
Cummins	148,334		21,097,545
Danaher	249,275		21,756,722
Honeywell International	346,702		35,634,032
Precision Castparts	92,000		19,899,600
Raytheon	166,508		18,111,075
United Technologies	191,359		23,328,576
			139,827,550
Commercial & Professional Services—1.1%
Tyco International	453,253		19,136,342
Consumer Durables & Apparel—4.3%
Michael Kors Holdings	265,600	[b]	17,904,096
NIKE, Cl. B	277,371		26,938,271
PVH	171,910		18,313,572
Under Armour, Cl. A	137,846	[b]	10,615,520
			73,771,459
Diversified Financials—4.7%
Ameriprise Financial	164,566		21,990,955
BlackRock	58,953		21,896,323
Discover Financial Services	219,382		13,377,914
Intercontinental Exchange	101,257		23,831,847
			81,097,039
Energy—4.3%
EOG Resources	271,342		24,344,804
Kinder Morgan	410,975		16,854,085
Schlumberger	397,561		33,458,734
			74,657,623
Food & Staples Retailing—2.7%
Costco Wholesale	153,260		22,523,090
CVS Health	240,640		24,995,277
			47,518,367

The Fund	9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—6.6%
Coca-Cola Enterprises	522,975		24,161,445
ConAgra Foods	556,255		19,457,800
Mondelez International, Cl. A	579,230		21,393,860
PepsiCo	503,911		49,877,111
			114,890,216
Health Care Equipment & Services—3.1%
McKesson	130,910		29,939,117
UnitedHealth Group	200,848		22,822,358
			52,761,475
Household & Personal Products—1.5%
Estee Lauder, Cl. A	315,465		26,079,492
Insurance—1.3%
Marsh & McLennan	395,069		22,475,475
Materials—3.1%
Dow Chemical	365,170		17,980,971
Martin Marietta Materials	125,437		17,853,448
Praxair	144,031	[a]	18,421,565
			54,255,984
Media—4.9%
AMC Networks, Cl. A	193,939	[b]	13,967,487
CBS, Cl. B	290,409		17,163,172
Comcast, Cl. A	602,736		35,790,464
Interpublic Group of Companies	832,063		18,555,005
			85,476,128
Pharmaceuticals, Biotech & Life Sciences—12.4%
Actavis	110,567	[b]	32,214,801
Alexion Pharmaceuticals	121,593	[b]	21,931,729
Biogen Idec	81,474	[b]	33,370,936
Bristol-Myers Squibb	277,927		16,931,313
Celgene	277,322	[b]	33,702,943
Illumina	95,695	[b]	18,704,545
Perrigo Company	117,700		18,181,119
Regeneron Pharmaceuticals	39,774	[b]	16,460,072

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech & Life Sciences (continued)
Vertex Pharmaceuticals	197,883	[b]	23,633,167
			215,130,625
Retailing—6.4%
Dollar General	217,004	[b]	15,758,830
Home Depot	388,115		44,536,196
Priceline Group	25,274	[b]	31,276,070
Ulta Salon, Cosmetics & Fragrance	134,919	[b]	18,991,198
			110,562,294
Software & Services—21.8%
Accenture, Cl. A	180,341		16,236,100
Adobe Systems	249,245	[b]	19,715,279
Akamai Technologies	226,513	[b]	15,744,919
Cognizant Technology Solutions, Cl. A	336,167	[b]	21,005,395
Facebook, Cl. A	604,488	[b]	47,736,417
Fortinet	445,302	[b]	14,966,600
Google, Cl. A	60,037	[b]	33,778,617
Google, Cl. C	67,256	[b]	37,555,750
Intuit	304,763		29,754,012
LinkedIn, Cl. A	77,215	[b]	20,631,848
Oracle	948,439		41,560,597
salesforce.com	415,764	[b]	28,845,706
Visa, Cl. A	179,063		48,581,583
			376,112,823
Technology Hardware & Equipment—7.4%
Apple	886,596		113,892,122
EMC	480,743		13,912,702
			127,804,824
Telecommunication Services—3.2%
Verizon Communications	1,127,087		55,734,452
Transportation—1.1%
FedEx	110,959		19,637,524
Total Common Stocks
(cost $1,243,606,024)			1,721,613,123

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,345,427)	14,345,427 [c]	14,345,427

Investment of Cash Collateral
for Securities Loaned—.6%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $10,068,291)	10,068,291 [c]	10,068,291

Total Investments (cost $1,268,019,742)	100.8%	1,746,026,841
Liabilities, Less Cash and Receivables	(.8%)	(14,560,859)
Net Assets	100.0%	1,731,465,982

a Security, or portion thereof, on loan.At February 28, 2015, the value of the fund’s securities on loan was
$21,443,151 and the value of the collateral held by the fund was $22,061,214, consisting of cash collateral of
$10,068,291 and U.S. Government & Agency securities valued at $11,992,923.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	21.8	Telecommunication Services	3.2
Pharmaceuticals,		Materials	3.1
Biotech & Life Sciences	12.4	Health Care Equipment & Services	3.1
Capital Goods	8.1	Food & Staples Retailing	2.7
Technology Hardware & Equipment	7.4	Household & Personal Products	1.5
Food, Beverage & Tobacco	6.6	Automobiles & Components	1.4
Retailing	6.4	Money Market Investments	1.4
Media	4.9	Insurance	1.3
Diversified Financials	4.7	Commercial & Professional Services	1.1
Consumer Durables & Apparel	4.3	Transportation	1.1
Energy	4.3		100.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2015

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $21,443,151)—Note 1(b):
Unaffiliated issuers			1,243,606,024		1,721,613,123
Affiliated issuers				24,413,718	24,413,718
Cash					722,547
Receivable for shares of Common Stock subscribed					2,517,582
Dividends and securities lending income receivable					1,077,141
Prepaid expenses					60,353
					1,750,404,464
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					1,360,588
Liability for securities on loan—Note 1(b)					10,068,291
Payable for investment securities purchased					6,322,587
Payable for shares of Common Stock redeemed					836,067
Accrued expenses					350,949
					18,938,482
Net Assets ($)				1,731,465,982
Composition of Net Assets ($):
Paid-in capital					1,250,990,535
Accumulated undistributed investment income—net					2,182,332
Accumulated net realized gain (loss) on investments					286,016
Accumulated net unrealized appreciation
(depreciation) on investments					478,007,099
Net Assets ($)				1,731,465,982

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	578,655,765	135,359,040	307,239,167	268,554,410	441,657,600
Shares Outstanding	39,917,378	9,779,789	21,075,460	18,416,786	29,948,432
Net Asset Value
Per Share ($)	14.50	13.84	14.58	14.58	14.75

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Year Ended February 28, 2015

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	20,171,759
Affiliated issuers	29,603
Income from securities lending—Note 1(b)	75,785
Total Income	20,277,147
Expenses:
Management fee—Note 3(a)	12,589,679
Shareholder servicing costs—Note 3(c)	3,641,923
Distribution fees—Note 3(b)	960,932
Directors’ fees and expenses—Note 3(d)	135,365
Registration fees	114,891
Prospectus and shareholders’ reports	98,856
Custodian fees—Note 3(c)	89,739
Professional fees	83,656
Loan commitment fees—Note 2	15,810
Miscellaneous	34,602
Total Expenses	17,765,453
Less—reduction in expenses due to undertaking—Note 3(a)	(345,496)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,367)
Net Expenses	17,418,590
Investment Income—Net	2,858,557
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	125,521,001
Net unrealized appreciation (depreciation) on investments	2,752,410
Net Realized and Unrealized Gain (Loss) on Investments	128,273,411
Net Increase in Net Assets Resulting from Operations	131,131,968

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2015	2014 [a]
Operations ($):
Investment income—net	2,858,557	1,081,914
Net realized gain (loss) on investments	125,521,001	109,079,112
Net unrealized appreciation
(depreciation) on investments	2,752,410	270,054,758
Net Increase (Decrease) in Net Assets
Resulting from Operations	131,131,968	380,215,784
Dividends to Shareholders from ($):
Investment income—net:
Class A	—	(744,533)
Class I	(166,516)	(1,231,122)
Class Y	(303,338)	(3)
Class Z	(32,017)	(1,476,736)
Net realized gain on investments:
Class A	(43,634,472)	(2,371,262)
Class C	(9,676,012)	(474,683)
Class I	(25,520,855)	(1,309,377)
Class Y	(14,432,138)	(5)
Class Z	(30,578,484)	(1,629,841)
Total Dividends	(124,343,832)	(9,237,562)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	48,275,873	94,998,302
Class C	16,195,275	17,677,059
Class I	254,203,306	290,772,559
Class Y	281,342,589	2,876,849
Class Z	2,743,637	5,404,750

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended February 28,
	2015	2014 [a]
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A	41,604,636	2,955,402
Class C	7,388,581	386,995
Class I	21,276,225	1,448,915
Class Y	4,497,980	—
Class Z	28,713,887	2,901,313
Cost of shares redeemed:
Class A	(153,016,550)	(87,188,297)
Class C	(15,521,277)	(15,058,539)
Class Ib	(364,673,454)	(44,480,451)
Class Y	(27,668,412)	(285,455)
Class Z	(42,568,753)	(29,692,767)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	102,793,543	242,716,635
Total Increase (Decrease) in Net Assets	109,581,679	613,694,857
Net Assets ($):
Beginning of Period	1,621,884,303	1,008,189,446
End of Period	1,731,465,982	1,621,884,303
Undistributed (distributions in excess of)
investment income—net	2,182,332	(174,354)

	Year Ended February 28,
	2015	2014 [a]
Capital Share Transactions:
Class Ac
Shares sold	3,438,889	7,718,267
Shares issued for dividends reinvested	2,976,547	228,298
Shares redeemed	(10,916,073)	(7,044,907)
Net Increase (Decrease) in Shares Outstanding	(4,500,637)	901,658
Class Cc
Shares sold	1,197,786	1,464,520
Shares issued for dividends reinvested	551,314	29,542
Shares redeemed	(1,150,341)	(1,268,346)
Net Increase (Decrease) in Shares Outstanding	598,759	225,716
Class Id
Shares sold	18,085,549	22,619,960
Shares issued for dividends reinvested	1,515,233	112,173
Shares redeemed[b]	(25,760,715)	(3,360,829)
Net Increase (Decrease) in Shares Outstanding	(6,159,933)	19,371,304
Class Yd
Shares sold	19,864,459	207,788
Shares issued for dividends reinvested	319,170	—
Shares redeemed	(1,953,986)	(20,645)
Net Increase (Decrease) in Shares Outstanding	18,229,643	187,143
Class Zd
Shares sold	192,343	433,375
Shares issued for dividends reinvested	2,021,371	224,826
Shares redeemed	(3,005,504)	(2,406,047)
Net Increase (Decrease) in Shares Outstanding	(791,790)	(1,747,846)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended February 28, 2015, 3,030,033 Class I shares amounting to $42,511,359 were redeemed in kind resulting in a net realized gain on investments of $11,322,137.
c During the period ended February 28, 2014, 111,986 Class C shares representing $1,277,757 were exchanged for 108,561 Class A shares.
d During the period ended February 28, 2015, 7,874,920 Class I shares representing $111,587,619 were exchanged for 7,874,920 ClassY shares and 900,262 Class Z shares representing $12,495,633 were exchanged for 909,435 ClassY shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended February 28/29,
Class A Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.49	10.83	9.90	9.70	7.45
Investment Operations:
Investment income—net[a]	.01	.01	.04	.03	.02
Net realized and unrealized
gain (loss) on investments	1.03	3.72	.92	.21	2.24
Total from Investment Operations	1.04	3.73	.96	.24	2.26
Distributions:
Dividends from investment income—net	—	(.02)	(.03)	(.04)	(.01)
Dividends from net realized
gain on investments	(1.03)	(.05)	—	—	—
Total Distributions	(1.03)	(.07)	(.03)	(.04)	(.01)
Net asset value, end of period	14.50	14.49	10.83	9.90	9.70
Total Return (%)[b]	7.61	34.52	9.68	2.49	30.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.17	1.18	1.26	1.29	1.36
Ratio of net expenses
to average net assets	1.13	1.13	1.13	1.18	1.36
Ratio of net investment income
to average net assets	.08	.05	.36	.34	.34
Portfolio Turnover Rate	49.29	46.34	52.78	88.07	101.09
Net Assets, end of period ($ x 1,000)	578,656	643,506	471,404	506,862	33,263

a	Based on average shares outstanding.
b	Exclusive of sales charge.

See notes to financial statements.

		Year Ended February 28/29,
Class C Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.98	10.52	9.67	9.54	7.40
Investment Operations:
Investment (loss)—net[a]	(.09)	(.08)	(.04)	(.04)	(.06)
Net realized and unrealized
gain (loss) on investments	.98	3.59	.90	.20	2.20
Total from Investment Operations	.89	3.51	.86	.16	2.14
Distributions:
Dividends from investment income—net	—	—	(.01)	(.03)	—
Dividends from net realized
gain on investments	(1.03)	(.05)	—	—	—
Total Distributions	(1.03)	(.05)	(.01)	(.03)	—
Net asset value, end of period	13.84	13.98	10.52	9.67	9.54
Total Return (%)[b]	6.79	33.43	8.90	1.73	28.92
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.91	1.95	2.01	2.07	2.32
Ratio of net expenses
to average net assets	1.88	1.88	1.88	1.97	2.32
Ratio of net investment (loss)
to average net assets	(.67)	(.70)	(.40)	(.51)	(.77)
Portfolio Turnover Rate	49.29	46.34	52.78	88.07	101.09
Net Assets, end of period ($ x 1,000)	135,359	128,347	94,187	91,805	514

a	Based on average shares outstanding.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended February 28/29,
Class I Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.53	10.89	9.96	9.73	7.46
Investment Operations:
Investment income—net[a]	.05	.04	.06	.05	.04
Net realized and unrealized
gain (loss) on investments	1.04	3.73	.93	.22	2.25
Total from Investment Operations	1.09	3.77	.99	.27	2.29
Distributions:
Dividends from investment income—net	(.01)	(.08)	(.06)	(.04)	(.02)
Dividends from net realized
gain on investments	(1.03)	(.05)	—	—	—
Total Distributions	(1.04)	(.13)	(.06)	(.04)	(.02)
Net asset value, end of period	14.58	14.53	10.89	9.96	9.73
Total Return (%)	7.92	34.84	9.98	2.81	30.87
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87	.86	.90	1.01	1.00
Ratio of net expenses
to average net assets	.86	.84	.86	.91	1.00
Ratio of net investment income
to average net assets	.37	.32	.63	.56	.58
Portfolio Turnover Rate	49.29	46.34	52.78	88.07	101.09
Net Assets, end of period ($ x 1,000)	307,239	395,794	85,640	34,344	4,857
a Based on average shares outstanding.
See notes to financial statements.

	Year Ended February 28,
Class Y Shares	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	14.54	11.51
Investment Operations:
Investment income—net[b]	.06	.01
Net realized and unrealized
gain (loss) on investments	1.03	3.10
Total from Investment Operations	1.09	3.11
Distributions:
Dividends from investment income—net	(.02)	(.03)
Dividends from net realized gain on investments	(1.03)	(.05)
Total Distributions	(1.05)	(.08)
Net asset value, end of period	14.58	14.54
Total Return (%)	7.91	27.13	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.92	[d]
Ratio of net expenses to average net assets	.79	.83	[d]
Ratio of net investment income
to average net assets	.39	.13	[d]
Portfolio Turnover Rate	49.29	46.34
Net Assets, end of period ($ x 1,000)	268,554	2,721

a	From July 1, 2013 (commencement of initial offering) to February 28, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

		Year Ended February 28/29,
Class Z Shares	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.69	10.99	10.03	9.80	7.50
Investment Operations:
Investment income—net[a]	.04	.03	.05	.04	.04
Net realized and unrealized
gain (loss) on investments	1.05	3.77	.94	.22	2.27
Total from Investment Operations	1.09	3.80	.99	.26	2.31
Distributions:
Dividends from investment income—net	(.00)[b]	(.05)	(.03)	(.03)	(.01)
Dividends from net realized
gain on investments	(1.03)	(.05)	—	—	—
Total Distributions	(1.03)	(.10)	(.03)	(.03)	(.01)
Net asset value, end of period	14.75	14.69	10.99	10.03	9.80
Total Return (%)	7.86	34.70	9.91	2.69	30.85
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	.95	1.04	1.06	1.00
Ratio of net expenses
to average net assets	.90	.94	1.01	1.03	1.00
Ratio of net investment income
to average net assets	.31	.24	.47	.43	.52
Portfolio Turnover Rate	49.29	46.34	52.78	88.07	101.09
Net Assets, end of period ($ x 1,000)	441,658	451,517	356,959	348,767	199,509

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Research Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accor-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

dance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data,

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,703,709,027	—	—	1,703,709,027
Equity Securities—
Foreign
Common Stocks†	17,904,096	—	—	17,904,096
Mutual Funds	24,413,718	—	—	24,413,718

† See Statement of Investments for additional detailed categorizations.

At February 28, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended February 28, 2015,The Bank of New York Mellon earned $23,058 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended February 28, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	2/28/2014 ($)	Purchases ($)	Sales ($)	2/28/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	20,582,942	420,673,313	426,910,828	14,345,427.8
Dreyfus
Institutional
Cash
Advantage
Fund	16,608,627	124,593,712	131,134,048	10,068,291.6
Total	37,191,569	545,267,025	558,044,876	24,413,718	1.4

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended February 28, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At February 28, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,182,332, undistributed capital gains $26,684,931, accumulated capital losses $25,738,123 and unrealized appreciation $477,346,307.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s mergers with Dreyfus Research Core Fund and Dreyfus Alpha Growth Fund, capital losses of $25,738,123 are available to offset future realized gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, these acquired capital losses expire in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended February 28, 2015 and February 28, 2014 were as follows: ordinary income $501,871 and $3,452,394, and long-term capital gains $123,841,961 and $5,785,168, respectively.

During the period ended February 28, 2015, as a result of permanent book to tax differences, primarily due to gains from redemptions-in-kind, the fund decreased accumulated net realized gain (loss) on investments by $11,322,137 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2015, the fund did not borrow under the Facilities.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z (excluding taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses) exceed 1 1 / 2 % of the value of Class Z shares’ average daily net assets, Dreyfus will bear such excess expense. In addition, Dreyfus has contractually agreed, from March 1, 2014 through July 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .88% for Class A, Class C, Class I and Class Z and .80% for Class Y shares of the value of the respective class’ average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $345,496 during the period ended February 28, 2015.

During the period ended February 28, 2015, the Distributor retained $28,911 from commissions earned on sales of the fund’s Class A shares and $14,231 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2015, Class C shares were charged $960,932 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares pay the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2015, Class A, Class C and Class Z shares were charged $1,506,158, $320,311 and $304,592, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2015, the fund was charged $401,287 for transfer agency services and $26,383 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,367.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2015, the fund was charged $89,739 pursuant to the custody agreement.

During the period ended February 28, 2015, the fund was charged $10,137 for services performed by the Chief Compliance Officer and his staff.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,063,566, Distribution Plan fees $82,790, Shareholder Services Plan fees $175,559, custodian fees $29,968, Chief Compliance Officer fees $1,912 and transfer agency fees $70,998, which are offset against an expense reimbursement currently in effect in the amount of $64,205.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2015, amounted to $818,171,736 and $813,188,117, respectively.

At February 28, 2015, the cost of investments for federal income tax purposes was $1,268,680,534; accordingly, accumulated net unrealized appreciation on investments was $477,346,307, consisting of $480,893,730 gross unrealized appreciation and $3,547,423 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Research Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Research Growth Fund, Inc., including the statement of investments, as of February 28, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Research Growth Fund, Inc. at February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
April 28, 2015

The Fund 33

IMPORTANT TAX INFORMATION (Unaudited)

The fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended February 28, 2015 as qualifying for the corporate dividends received deduction. For the fiscal year ended February 28, 2015, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $501,871 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2016 of the percentage applicable to the preparation of their 2015 income tax returns. Also, the fund hereby reports $.4247 per share as a long-term capital gain distribution paid on June 18, 2014 and the fund also reports $.6100 per share as a long-term capital gain distribution paid on December 18, 2014.

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 147
———————
Peggy C. Davis (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Shad Professor of Law, New York University School of Law (1983-present)
No. of Portfolios for which Board Member Serves: 52
———————
David P. Feldman (75)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1985-present)
Other Public Company Board Membership During Past 5Years:
• BBH Mutual Funds Group (5 registered mutual funds), Director (1992-present)
No. of Portfolios for which Board Member Serves: 38
———————
Ehud Houminer (74)
Board Member (2006)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet, Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 63

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Lynn Martin (75)
Board Member (2012)
Principal Occupation During Past 5Years:
• President of The Martin Hall Group LLC, a human resources consulting firm (2005-2012)
Other Public Company Board Memberships During Past 5Years:
• AT&T, Inc., a telecommunications company, Director (1999-2012)
• Ryder System, Inc., a supply chain and transportation management company, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 38

———————
Robin A. Melvin (51)
Board Member (2012)
Principal Occupation During Past 5Years:
• Co-chairman (2014-present), Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; previously Board
Member (2013-2014)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga-
nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 115

———————
Dr. Martin Peretz (75)
Board Member (1971)
Principal Occupation During Past 5Years:
• Editor-in-Chief Emeritus of The New Republic Magazine (2010-2011) (previously,
Editor-in-Chief, 1974-2010)
• Director of TheStreet.com, a financial information service on the web (1996-2010)
No. of Portfolios for which Board Member Serves: 38

———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James F. Henry, Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Philip L.Toia, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 147 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Deputy General Counsel, Investment Management, of BNY Mellon since August 2014; Chief Legal Officer of the Manager since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 52 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 59 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1991.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since July 2014.

The Fund 37

OFFICERS OF THE FUND (Unaudited) (continued)

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 39 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 172 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 172 portfolios). He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 167 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Distributor since October 2011.

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,226 in 2014 and $33,031 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2014 and $6,120 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2014 and $-0- in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,397 in 2014 and $3,796 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2014 and $-0- in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $3,349 in 2014 and $5,004 in 2015. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $-0- in 2014 and $-0- in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $51,656,532 in 2014 and $23,444,656 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)